Fees Summary	Oct. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,370,000
Previously Paid Amount	0.00
Total Fee Amount	465.40
Total Offset Amount	0.00
Net Fee	465.40
Narrative - Max Aggregate Offering Price	$ 3,370,000
Final Prospectus	true